Acquisitions and Divestitures (Consideration Paid For Assets Acquired and Liabilities Assumed in Telcon) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Current assets	¥ 43,346
Non-current assets (excluding intangible assets)	9,585
Intangible assets (excluding goodwill)	1,811
Total assets acquired	54,742
Current liabilities	(13,740)
Non-current liabilities	(2,987)
Total liabilities assumed	(16,727)
Previously acquired equity interest measured at fair value	(3,699)
Cash paid for acquisition	(24,894)
Fair value of noncontrolling interests	(738)
Total purchase consideration	(29,331)
Hitachi Construction Machinery [Member]
Current assets	29,741
Non-current assets (excluding intangible assets)	16,912
Intangible assets (excluding goodwill)	37,370
Goodwill (not deductible for tax purposes)	32,981
Total assets acquired	117,004
Current liabilities	(35,105)
Non-current liabilities	(14,095)
Total liabilities assumed	(49,200)
Previously acquired equity interest measured at fair value	(22,050)
Cash paid for acquisition	(23,704)
Fair value of noncontrolling interests	(22,050)
Total purchase consideration	¥ (67,804)